iShares®

iShares, Inc.

iShares Trust

Supplement dated August 31, 2015

to the Statements of Additional Information (“SAI”s) for the

iShares Asia Developed Real Estate ETF (IFAS),

iShares Financials Bond ETF (MONY),

iShares FTSE China ETF (FCHI),

iShares Industrials Bond ETF (ENGN),

iShares MSCI All Country Asia ex Japan Small-Cap ETF (AXJS),

iShares MSCI All Country Asia Information Technology ETF (AAIT),

iShares MSCI Australia Small-Cap ETF (EWAS),

iShares MSCI Canada Small-Cap ETF (EWCS),

iShares MSCI Emerging Markets Consumer Discretionary ETF (EMDI),

iShares MSCI Emerging Markets Eastern Europe ETF (ESR),

iShares MSCI Emerging Markets EMEA ETF (EEME),

iShares MSCI Emerging Markets Energy Capped ETF (EMEY),

iShares MSCI Emerging Markets Growth ETF (EGRW),

iShares MSCI Emerging Markets Value ETF (EVAL),

iShares MSCI Hong Kong Small-Cap ETF (EWHS),

iShares MSCI Singapore Small-Cap ETF (EWSS),

iShares North America Real Estate ETF (IFNA), and

iShares Utilities Bond ETF (AMPS)

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates the information in, and should be read in conjunction with, the SAI for each Fund.

The Funds have liquidated effective August 28, 2015.

If you have additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-FC-083115

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